Other Assets - Summary of Other Assets (Detail) - CAD ($) $ in Millions	Oct. 31, 2018		Oct. 31, 2017
Disclosure of other assets [abstract]
Accrued interest	$ 2,800		$ 2,176
Accounts receivable and prepaids	1,878		1,674
Current tax assets	657		327
Margin deposit derivatives	3,247		3,041
Segregated fund assets	2,736
Pension assets	360		256
Receivable from brokers, dealers and clients	2,061		913
Receivable from the Federal Deposit Insurance Corporation	77		106
Other	3,617		4,256
Total	$ 17,433	[1]	$ 12,749

[1]	The amounts for the year ended October 31, 2018 have been prepared in accordance with IFRS 9; prior period amounts have not been restated (refer to Notes 3 and 4).